Earnings per Common Share Textuals (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Common Share (Textual) [Abstract]
Preferred stock dividends	$ 892	$ 844	$ 737